Insurance service result - Summary of Revenue Recognized on Insurance and Investments Contracts (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 4,247	€ 4,558
Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	4,247	4,558	[1]
Transitioned under the modified retrospective approach [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	191	234	[1]
Transitioned under the fair value approach [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	3,451	3,814	[1]
Other contracts [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 605	€ 510	[1]

[1]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.